Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Financial Instruments [Abstract]
Summary of Expected Credit Loss Allowance

The movement in the expected credit loss allowance during the year was as follows:

	2018	2017
Balance at January 1	$2,596	$6,072
Impairment loss recognized	483	56
Amounts written-off as uncollectible	(416)	(3,296)
Impairment loss reversed	(1,247)	(30)
Effect of movement in exchange rates	54	(206)
Balance at December 31	$1,470	$2,596

Summary of Ageing of Trade Receivables

The ageing of trade receivables at December 31 was as follows:

	2018		2017
	Gross	Provision for Impairment	Gross	Provision for Impairment
Not past due	$175,277	$—	$92,880	$—
Past due 0 – 30 days	64,351	—	66,723	—
Past due 31 – 120 days	25,032	71	19,410	580
Past due more than 120 days	1,399	1,399	2,016	2,016
	$266,059	$1,470	$181,029	$2,596

Summary of Financial Instruments were Denominated in U S Dollars

The following financial instruments were denominated in U.S. dollars:

	2018		2017
	Canadian Operations (1)	Foreign Operations	Canadian Operations (1)	Foreign. Operations
Cash	$957	$49,302	$1,720	$39,636
Accounts receivable	482	181,609	—	152,216
Accounts payable and accrued liabilities	(20,655)	(122,417)	(13,221)	(98,008)
Long-term liabilities, excluding long-term incentive plans	—	(7,747)	—	(8,023)
Net foreign currency exposure	$(19,216)	$100,747	$(11,501)	$85,821
Impact of $0.01 change in the U.S. dollar to Canadian dollar exchange rate on net loss	$(192)	$—	$(115)	$—
Impact of $0.01 change in the U.S. dollar to Canadian dollar exchange rate on comprehensive loss	$—	$1,007	$—	$858

(1)   Excludes U.S. dollar long-term debt that has been designated as a hedge of the Corporation’s net investment in certain self-sustaining foreign operations.

Summary of Contractual Maturities of Financial Liabilities and Other Contractual Commitments	The following are the contractual maturities of the Corporation’s financial liabilities and other contractual commitments as at December 31, 2018:
	2019	2020	2021	2022	2023	Thereafter	Total
Accounts payable and accrued liabilities	$274,489	$—	$—	$—	$—	$—	$274,489
Share based compensation	6,221	4,357	6,082	—	—	—	16,660
Long-term debt	—	—	226,113	—	477,823	1,025,415	1,729,351
Interest on long-term debt (1)	115,802	115,802	115,190	101,105	99,562	101,457	648,918
Commitments	101,542	84,404	27,811	8,604	7,617	17,797	247,775
Total	$498,054	$204,563	$375,196	$109,709	$585,002	$1,144,669	$2,917,193

(1)   Interest has been calculated based on debt balances, interest rates, and foreign exchange rates in effect as at December 31, 2018 and excludes amortization of long-term debt issue costs.